Bonds and financing	12 Months Ended
Dec. 31, 2021
Bonds and financing
Bonds and financing

14              Bonds and financing

The balance of bonds and financing comprises the following amounts:

	December 31, 2020	Additions (ii)	Payment of interest (i)	Payment of principal (i)	Interest accrued	Transaction cost of bonds	Transfers	December 31, 2021
Bonds with Related Parties	502,743	-	(24,873)	(477,564)	25,859	-	238,509	264,673
Bonds	-	-	-	-	17,574	(993)	-	16,581
Financing	139	-	(49)	(177)	116	-	208	237
Current liabilities	502,882	-	(24,922)	(477,741)	43,549	(993)	238,717	281,491
Bonds with Related Parties	289,600	-	-	-	-	-	(238,509)	51,091
Bonds	-	500,000	-	-	-	(2,007)	-	497,993
Financing	859	-	-	-	-	-	(208)	651
Non-current liabilities	290,459	500,000	-	-	-	(2,007)	(238,717)	549,735
Total	793,341	500,000	(24,922)	(477,741)	43,549	(3,000)	-	831,226

(i)

On March 15, 2021, the Company, substantially settled bonds with related parties amounting to R$ 100,000 and R$ 1,488, in principal and interest, respectively as follows: 5th Issuance, 1st series – R$ 101,488. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 1,451, 6th Issuance, 2nd series – R$ 3,613 and 7th Issuance, single series – R$ 5,663. This measure is part of a commitment with shareholders as a result of the IPO.

On May 31, 2021, the Company partially settled bonds with related parties amounting to R$ 188,000, of principal of the 7th issuance single series.

On August 6, 2021, the Company settled the remaining 7th issuance with related parties in the amounts of R$189,564 and R$5,871, as principal and interest. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 2,029 and 6th Issuance, 2nd series – R$ 4,758.

Regarding the financing with Banco de Desenvolvimento de Minas Gerais SA - BDMG, the Company pays monthly the amount of R$ 15 and R$ 4, respectively, of principal and interest, totaling on December 31, 2021 an amount of R$177 and R$49, respectively, of principal and interest.

(ii)	On August 6, 2021, the Company´s subsidiary Somos Sistemas de Ensino S.A. issued R$ 500 million in simple debentures not convertible into shares, subject to compensatory interest of 100% of DI Interest Deposit rate (CDI), plus spread of 2.30% per year. The debentures are aimed at reinforcing the Company’s capital structure and elongating the debt maturity profile, which average maturity now stands at 35 months.

	December 31, 2019	Additions through Business Combinations (i)	Payment of interest	Payment of principal	Interest accrued	Transfers	December 31, 2020
Bonds with Related Parties	440,947	-	(49,369)	(852,135)	52,900	910,400	502,743
Financing	-	-	(35)	-	35	139	139
Current liabilities	440,947	-	(49,404)	(852,135)	52,935	910,539	502,882
Bonds with Related Parties (i)	1,200,000	-	-	-	-	(910,400)	289,600
Financing	-	998	-	-	-	(139)	859
Non-current liabilities	1,200,000	998	-	-	-	(910,539)	290,459
Total	1,640,947	998	(49,404)	(852,135)	52,935	-	793,341

(i)	On August 4, 2020, the Company, substantially settled bonds with related parties amounting by R$ 852,136 and R$ 29,864, respectively principal and interest, as follow: 7th Issuance, 1st series – R$ 310,918; 8th Issuance R$ 448,826 and 9th Issuance 115,591. In addition, the Company settled only interest on the following bonds: 7th Issuance, 2nd series – R$4,671 and 6th Issuance, 2nd series – R$ 1,994. This measure is part of the commitment taken with the shareholders through the IPO process.

  Bonds’ description

See below the bonds outstanding on December 31, 2021:

Subscriber	Related Parties	Related Parties	Third parties
Issuance	5th	6th	1st
Series	2nd Series	2nd Series	Single Series
Date of issuance	08/15/2018	08/15/2017	08/06/2021
Maturity Date	08/15/2023	08/15/2022	08/05/2024
First payment after	60 months	60 months	35 months
Remuneration payment	Semi-annual interest	Semi-annual interest	Semi-annual interest
Financials charges	CDI + 1.00% p.a.	CDI + 1.70% p.a.	CDI + 2.30% p.a.
Principal amount (in millions of R$)	100	200	500

  Bond’s maturities

The maturities range of these accounts, considering related and third parties are as follow:

	December 31, 2021
Maturity of installments	Total	%
2022	281,491	33.9%
2023	51,063	6.1%
2024	498,672	60.0%
Total non-current liabilities	549,735	66.1%
	831,226	100.0%

  Debit commitments

The maintenance of the contractual maturity of debentures at their original maturities is subject to covenants, which are being regularly complied with. The covenant compliance indicators are the following:

Bonds with related parties

On November 19, 2019, all rights and obligations related to bonds issued by Saber with third parties were transferred to Cogna, under the condition that R$ 1,535,800 of the amounts should be transferred to the Company upon the Corporate Restructuring. Through this process, the Company is subject to the following clauses: (i) the acceleration of the other debentures originally issued by Saber; (ii) the grant by the Company of any liens on Company assets or its capital stock; (iii) a change in control by Cogna of Saber’s subsidiaries, subject to certain exceptions. Additionally, the Company has agreed until the maturity of the private debentures that: (i) it will allocate at least 50% of the use of proceeds from any liquidity event to repay such debentures; (ii) it will not obtain any new loans unless the proceeds of such loans are directed to repayment of its debentures with Cogna; and (iii) the Company will not pledge shares and/or dividends.

The Company complied with all debt commitments in the period applicable on December 31, 2021 and 2020.

Bonds with third parties

The bond issued by Somos Sistemas requires the maintenance of certain financial indicators “covenants” which are annually calculated based on Somos Sistemas Consolidated financial statements. The period of covenants compliance comprises 12 months immediately prior to the end of each year, being the first year of analysis December 31, 2021 and based on ratio between adjusted net debt by adjusted consolidated EBITDA. The net debt adjusted EBITDA ratio should be less or equal:

  4.25%in 2021
  4.00% in 2022
  3.75% in 2023
  3.50% in 2024

This ratio cannot be breached for two consecutive periods or three alternate periods.

Consolidated net debt: Company’s total debt (short- and long-term loans and financing, including capital markets operations, less cash equivalents cash which could be withdrawn until five business days added by accounts payable for business combinations)

Adjusted consolidated EBITDA: Earnings before income taxes, depreciation and amortization, financial results (excluding financial expenses), and non recuring expenses.

On December 31, 2021, the financial ratio net debt by adjusted EBITDA reached the result of 4.47%, exceeding the conditions established in the aforementioned financial contractual clauses.